SIGNIFICANT ACCOUNTING POLICIES - Income taxes (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Income tax rates	20.00%	20.00%	20.00%
Russia
Income taxes
Income tax rates	20.00%
Russia | N1 Technologies LLC
Income taxes
Income tax rates	0.00%
Cyprus
Income taxes
Income tax rates	12.50%